Financial Instruments and Fair Value Measurements (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Financial Instruments and Fair Value Measurements (Details) [Line Items]
Volatility rate percentage	64.00%
Bond yield percentage	8.85%
Debt instrument remaining term	2 years 1 month 6 days
Convertible Senior Notes [Member]
Financial Instruments and Fair Value Measurements (Details) [Line Items]
Net of issuance costs	$ 73.0
Estimated amount	$ 69.5